Trade and Other Receivables - Reconciliation of Changes in Allowance Account for Credit Losses (Detail) - Trade receivables [member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
At the beginning of period / year	$ (6,161)	$ (6,161)	$ (100)	$ (257)
(Reversal)/ Allowance for expected credit losses (Note 7)	49	(539)	22	118
Decreases			67
Exchange difference	(49)	282	8	39
At the end of the period/year	$ (6,161)	$ (257)	$ (100)	$ (100)